Consolidated Statements of Changes in Members' Capital and Accumulated Other Comprehensive Loss - Tradeweb Markets LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Predecessor
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	$ 1,125,165	$ 986,468	$ 1,024,759	$ 1,067,944
Comprehensive income:
Net income		130,160	83,648	93,161
Foreign currency translation adjustments		(3,064)	2,885	(4,679)
Comprehensive income		127,096	86,533	88,482
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital		456	(2,109)	(1,667)
Vesting of contingent consideration		150,495
Capital contributions			29,285
Capital distributions		(139,350)	(152,000)	(130,000)
Members' capital end of period		1,125,165	986,468	1,024,759
Predecessor | Members' Capital
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	1,141,496	999,735	1,040,911	1,079,417
Comprehensive income:
Net income		130,160	83,648	93,161
Comprehensive income		130,160	83,648	93,161
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital		456	(2,109)	(1,667)
Vesting of contingent consideration		150,495
Capital contributions			29,285
Capital distributions		(139,350)	(152,000)	(130,000)
Members' capital end of period		1,141,496	999,735	1,040,911
Predecessor | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	(16,331)	(13,267)	(16,152)	(11,473)
Comprehensive income:
Foreign currency translation adjustments		(3,064)	2,885	(4,679)
Comprehensive income		(3,064)	2,885	(4,679)
Members' capital end of period		(16,331)	$ (13,267)	$ (16,152)
Successor
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	4,562,154
Comprehensive income:
Net income	29,307
Foreign currency translation adjustments	(866)
Comprehensive income	28,441
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital	(1,333)
Conversion of certain cash-settled PRSUs to equity settled PRSUs	19,072
Capital distributions	(36,000)
Members' capital end of period	4,572,334	4,562,154
Successor | Members' Capital
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	4,562,154
Comprehensive income:
Net income	29,307
Comprehensive income	29,307
Adjustment to Class C Shares and Class P(C) Shares in mezzanine capital	(1,333)
Conversion of certain cash-settled PRSUs to equity settled PRSUs	19,072
Capital distributions	(36,000)
Members' capital end of period	4,573,200	4,562,154
Successor | Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Members' capital beginning of period	0
Comprehensive income:
Foreign currency translation adjustments	(866)
Comprehensive income	(866)
Members' capital end of period	$ (866)	$ 0